Average Annual Total Returns - FidelityBlueChipGrowthFundFidelityBlueChipValueFund-RetailComboPRO - FidelityBlueChipGrowthFundFidelityBlueChipValueFund-RetailComboPRO - Fidelity Blue Chip Growth Fund	Sep. 29, 2023
Fidelity Blue Chip Growth Fund | Return Before Taxes
Average Annual Return:
Past 1 year	(38.46%)
Past 5 years	10.56%
Past 10 years	14.55%
Fidelity Blue Chip Growth Fund | After Taxes on Distributions
Average Annual Return:
Past 1 year	(38.53%)
Past 5 years	9.23%
Past 10 years	13.13%
Fidelity Blue Chip Growth Fund | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	(22.70%)
Past 5 years	8.52%
Past 10 years	12.02%
RS004
Average Annual Return:
Past 1 year	(29.14%)
Past 5 years	10.96%
Past 10 years	14.10%